Pension and Retirement Allowance Plans (Fair Values of Plan Assets) (Details) In Thousands, unless otherwise specified	12 Months Ended																																					12 Months Ended							12 Months Ended					12 Months Ended																	12 Months Ended					12 Months Ended																																																																															12 Months Ended
	Mar. 31, 2011 Domestic Plans [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] USD ($)	Mar. 31, 2011 Domestic Plans [Member] Level 1 [Member] USD ($)	Mar. 31, 2011 Domestic Plans [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] Level 1 [Member] Foreign Bonds [Member] Debt Securities [Member] USD ($)	Mar. 31, 2011 Domestic Plans [Member] Level 1 [Member] Foreign Bonds [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] Level 1 [Member] Domestic Bonds [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] Level 1 [Member] Domestic Bonds [Member] Debt Securities [Member] USD ($)	Mar. 31, 2010 Domestic Plans [Member] Level 1 [Member] Domestic Bonds [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] Level 1 [Member] Domestic Companies [Member] Equity Securities [Member] USD ($)	Mar. 31, 2011 Domestic Plans [Member] Level 1 [Member] Domestic Companies [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2010 Domestic Plans [Member] Level 1 [Member] Domestic Companies [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] Level 1 [Member] Other Assets [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] Level 1 [Member] Other Assets [Member] Debt Securities [Member] USD ($)	Mar. 31, 2010 Domestic Plans [Member] Level 1 [Member] Other Assets [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2010 Domestic Plans [Member] Level 1 [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Domestic Plans [Member] Level 2 [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] USD ($)	Mar. 31, 2011 Domestic Plans [Member] Level 2 [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2010 Domestic Plans [Member] Level 2 [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] Level 2 [Member] Pooled Funds [Member] Equity Securities [Member] USD ($)		Mar. 31, 2011 Domestic Plans [Member] Level 2 [Member] Pooled Funds [Member] Equity Securities [Member] JPY (¥)		Mar. 31, 2010 Domestic Plans [Member] Level 2 [Member] Pooled Funds [Member] Equity Securities [Member] JPY (¥)		Mar. 31, 2011 Domestic Plans [Member] Level 2 [Member] Pooled Funds [Member] Debt Securities [Member] USD ($)		Mar. 31, 2011 Domestic Plans [Member] Level 2 [Member] Pooled Funds [Member] Debt Securities [Member] JPY (¥)		Mar. 31, 2010 Domestic Plans [Member] Level 2 [Member] Pooled Funds [Member] Debt Securities [Member] JPY (¥)		Mar. 31, 2011 Domestic Plans [Member] Level 2 [Member] Other Assets [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] Level 2 [Member] Other Assets [Member] Debt Securities [Member] USD ($)	Mar. 31, 2010 Domestic Plans [Member] Level 2 [Member] Other Assets [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2010 Domestic Plans [Member] Level 2 [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] Foreign Bonds [Member]	Mar. 31, 2010 Domestic Plans [Member] Foreign Bonds [Member]	Mar. 31, 2011 Domestic Plans [Member] Foreign Bonds [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] Foreign Bonds [Member] Debt Securities [Member] USD ($)	Mar. 31, 2011 Domestic Plans [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] USD ($)	Mar. 31, 2010 Domestic Plans [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] Domestic Bonds [Member]	Mar. 31, 2010 Domestic Plans [Member] Domestic Bonds [Member]	Mar. 31, 2011 Domestic Plans [Member] Domestic Bonds [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] Domestic Bonds [Member] Debt Securities [Member] USD ($)	Mar. 31, 2010 Domestic Plans [Member] Domestic Bonds [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] Domestic Companies [Member]	Mar. 31, 2010 Domestic Plans [Member] Domestic Companies [Member]	Mar. 31, 2011 Domestic Plans [Member] Domestic Companies [Member] Equity Securities [Member] USD ($)	Mar. 31, 2011 Domestic Plans [Member] Domestic Companies [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2010 Domestic Plans [Member] Domestic Companies [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] Pooled Funds [Member] Equity Securities [Member] JPY (¥)		Mar. 31, 2011 Domestic Plans [Member] Pooled Funds [Member] Equity Securities [Member] USD ($)		Mar. 31, 2010 Domestic Plans [Member] Pooled Funds [Member] Equity Securities [Member] JPY (¥)		Mar. 31, 2011 Domestic Plans [Member] Pooled Funds [Member] Debt Securities [Member] USD ($)		Mar. 31, 2011 Domestic Plans [Member] Pooled Funds [Member] Debt Securities [Member] JPY (¥)		Mar. 31, 2010 Domestic Plans [Member] Pooled Funds [Member] Debt Securities [Member] JPY (¥)		Mar. 31, 2011 Domestic Plans [Member] Foreign Companies [Member]	Mar. 31, 2011 Domestic Plans [Member] Other Assets [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] Other Assets [Member] Debt Securities [Member] USD ($)	Mar. 31, 2010 Domestic Plans [Member] Other Assets [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2010 Domestic Plans [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] USD ($)	Mar. 31, 2010 Foreign Plans [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] USD ($)	Mar. 31, 2010 Foreign Plans [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Foreign Bonds [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2010 Foreign Plans [Member] Level 1 [Member] Foreign Bonds [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Domestic Bonds [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2010 Foreign Plans [Member] Level 1 [Member] Domestic Bonds [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Domestic Companies [Member] Equity Securities [Member] USD ($)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Domestic Companies [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2010 Foreign Plans [Member] Level 1 [Member] Domestic Companies [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Domestic Companies [Member] Debt Securities [Member] USD ($)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Pooled Funds [Member] Equity Securities [Member] USD ($)		Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Pooled Funds [Member] Equity Securities [Member] JPY (¥)		Mar. 31, 2010 Foreign Plans [Member] Level 1 [Member] Pooled Funds [Member] Equity Securities [Member] JPY (¥)		Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Pooled Funds [Member] Debt Securities [Member] USD ($)		Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Pooled Funds [Member] Debt Securities [Member] JPY (¥)		Mar. 31, 2010 Foreign Plans [Member] Level 1 [Member] Pooled Funds [Member] Debt Securities [Member] JPY (¥)		Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Foreign Companies [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Foreign Companies [Member] Equity Securities [Member] USD ($)	Mar. 31, 2010 Foreign Plans [Member] Level 1 [Member] Foreign Companies [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Foreign Companies [Member] Debt Securities [Member] USD ($)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Other Assets [Member] Debt Securities [Member] USD ($)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Other Assets [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2010 Foreign Plans [Member] Level 1 [Member] Other Assets [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Level 2 [Member] USD ($)	Mar. 31, 2010 Foreign Plans [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Level 2 [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Level 2 [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] USD ($)	Mar. 31, 2010 Foreign Plans [Member] Level 2 [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Level 2 [Member] Pooled Funds [Member] Equity Securities [Member] USD ($)		Mar. 31, 2011 Foreign Plans [Member] Level 2 [Member] Pooled Funds [Member] Equity Securities [Member] JPY (¥)		Mar. 31, 2010 Foreign Plans [Member] Level 2 [Member] Pooled Funds [Member] Equity Securities [Member] JPY (¥)		Mar. 31, 2011 Foreign Plans [Member] Level 2 [Member] Pooled Funds [Member] Debt Securities [Member] JPY (¥)		Mar. 31, 2011 Foreign Plans [Member] Level 2 [Member] Pooled Funds [Member] Debt Securities [Member] USD ($)		Mar. 31, 2010 Foreign Plans [Member] Level 2 [Member] Pooled Funds [Member] Debt Securities [Member] JPY (¥)		Mar. 31, 2011 Foreign Plans [Member] Level 2 [Member] Other Assets [Member] Debt Securities [Member] USD ($)	Mar. 31, 2011 Foreign Plans [Member] Level 2 [Member] Other Assets [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2010 Foreign Plans [Member] Level 2 [Member] Other Assets [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Level 3 [Member] USD ($)	Mar. 31, 2010 Foreign Plans [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Level 3 [Member] Pooled Funds [Member] Equity Securities [Member] USD ($)		Mar. 31, 2011 Foreign Plans [Member] Level 3 [Member] Pooled Funds [Member] Equity Securities [Member] JPY (¥)		Mar. 31, 2010 Foreign Plans [Member] Level 3 [Member] Pooled Funds [Member] Equity Securities [Member] JPY (¥)		Mar. 31, 2011 Foreign Plans [Member] Level 3 [Member] Pooled Funds [Member] Debt Securities [Member] USD ($)		Mar. 31, 2011 Foreign Plans [Member] Level 3 [Member] Pooled Funds [Member] Debt Securities [Member] JPY (¥)		Mar. 31, 2010 Foreign Plans [Member] Level 3 [Member] Pooled Funds [Member] Debt Securities [Member] JPY (¥)		Mar. 31, 2011 Foreign Plans [Member] Level 3 [Member] Other Assets [Member] Debt Securities [Member] USD ($)	Mar. 31, 2011 Foreign Plans [Member] Level 3 [Member] Other Assets [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2010 Foreign Plans [Member] Level 3 [Member] Other Assets [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Foreign Bonds [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2010 Foreign Plans [Member] Foreign Bonds [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] USD ($)	Mar. 31, 2010 Foreign Plans [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Domestic Bonds [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2010 Foreign Plans [Member] Domestic Bonds [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2010 Foreign Plans [Member] Domestic Companies [Member]	Mar. 31, 2011 Foreign Plans [Member] Domestic Companies [Member] Equity Securities [Member] USD ($)	Mar. 31, 2011 Foreign Plans [Member] Domestic Companies [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2010 Foreign Plans [Member] Domestic Companies [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Domestic Companies [Member] Debt Securities [Member] USD ($)	Mar. 31, 2011 Foreign Plans [Member] Pooled Funds [Member] Equity Securities [Member] USD ($)		Mar. 31, 2011 Foreign Plans [Member] Pooled Funds [Member] Equity Securities [Member] JPY (¥)		Mar. 31, 2010 Foreign Plans [Member] Pooled Funds [Member] Equity Securities [Member] JPY (¥)		Mar. 31, 2011 Foreign Plans [Member] Pooled Funds [Member] Debt Securities [Member] USD ($)		Mar. 31, 2011 Foreign Plans [Member] Pooled Funds [Member] Debt Securities [Member] JPY (¥)		Mar. 31, 2010 Foreign Plans [Member] Pooled Funds [Member] Debt Securities [Member] JPY (¥)		Mar. 31, 2011 Foreign Plans [Member] Foreign Companies [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Foreign Companies [Member] Equity Securities [Member] USD ($)	Mar. 31, 2010 Foreign Plans [Member] Foreign Companies [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Foreign Companies [Member] Debt Securities [Member] USD ($)	Mar. 31, 2011 Foreign Plans [Member] Other Assets [Member] Debt Securities [Member] USD ($)	Mar. 31, 2011 Foreign Plans [Member] Other Assets [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2010 Foreign Plans [Member] Other Assets [Member] Debt Securities [Member] JPY (¥)
Funds investment in listed equity securities	40.00%																																																	50.00%																	50.00%					30.00%
Funds investment in listed debt securities	20.00%																																					20.00%	40.00%						80.00%	60.00%					60.00%																					55.00%																																																																															40.00%
Defined benefit plan, fair value of plan assets	¥ 159,831,000	$ 1,925,675	$ 381,217	¥ 31,641,000	$ 6,132	¥ 509,000	¥ 5,200,000	$ 62,651	¥ 5,588,000	$ 311,964	¥ 25,893,000	¥ 28,538,000	¥ 39,000	$ 470	¥ 35,000	¥ 34,161,000	¥ 128,190,000	$ 1,544,458	$ 501,602	¥ 41,633,000	¥ 40,664,000	$ 424,277	[1]	¥ 35,215,000	[1]	¥ 44,271,000	[2]	$ 373,145	[3]	¥ 30,971,000	[3]	¥ 30,028,000	[2],[4]	¥ 20,371,000	$ 245,434	¥ 13,183,000	¥ 128,146,000			¥ 509,000	$ 6,132	¥ 41,633,000	$ 501,602	¥ 40,664,000			¥ 5,200,000	$ 62,651	¥ 5,588,000			$ 311,964	¥ 25,893,000	¥ 28,538,000	¥ 35,215,000	[1]	$ 424,277	[1]	¥ 44,271,000	[2]	$ 373,145	[3]	¥ 30,971,000	[3]	¥ 30,028,000	[2],[4]		¥ 20,410,000	$ 245,904	¥ 13,218,000	¥ 162,307,000	¥ 142,042,000	$ 1,711,349	¥ 143,259,000	¥ 83,556,000	$ 1,006,699	¥ 85,353,000	¥ 32,047,000	¥ 27,837,000	¥ 1,084,000	¥ 1,007,000	$ 1,904	¥ 158,000	¥ 165,000	$ 13,060	$ 85,916	[2]	¥ 7,131,000	[2]	¥ 7,099,000	[5]	$ 288,217	[6]	¥ 23,922,000	[6]	¥ 32,927,000	[6]	¥ 16,992,000	$ 204,723	¥ 15,230,000	$ 386,108	$ 26,771	¥ 2,222,000	¥ 1,088,000	¥ 47,520,000	$ 572,529	¥ 48,606,000	¥ 18,523,000	$ 223,169	¥ 19,812,000	$ 166,144	[2]	¥ 13,790,000	[2]	¥ 15,808,000	[5]	¥ 14,454,000	[6]	$ 174,144	[6]	¥ 12,311,000	[6]	$ 9,072	¥ 753,000	¥ 675,000	¥ 10,966,000	$ 132,121	¥ 9,300,000	$ 29,458	[2]	¥ 2,445,000	[2]	¥ 2,497,000	[5]	$ 76,458	[6]	¥ 6,346,000	[6]	¥ 6,554,000	[6]	$ 26,205	¥ 2,175,000	¥ 249,000	¥ 32,047,000	¥ 27,837,000	¥ 18,523,000	$ 223,169	¥ 19,812,000	¥ 1,084,000	¥ 1,007,000		$ 1,904	¥ 158,000	¥ 165,000	$ 13,060	$ 281,518	[2]	¥ 23,366,000	[2]	¥ 25,404,000	[5]	$ 538,819	[6]	¥ 44,722,000	[6]	¥ 51,792,000	[6]	¥ 16,992,000	$ 204,723	¥ 15,230,000	$ 386,108	$ 62,048	¥ 5,150,000	¥ 2,012,000

[1]	These funds invest in listed equity securities consisting of approximately 50% domestic companies and 50% foreign companies for domestic plans.
[2]	These funds invest in listed equity securities consisting of approximately 60% domestic companies and 40% foreign companies for domestic plans.
[3]	These funds invest in listed debt securities consisting of approximately 80% domestic bonds and 20% foreign bonds for domestic plans.
[4]	These funds invest in listed debt securities consisting of approximately 60% domestic bonds and 40% foreign bonds for domestic plans.
[5]	These funds invest in listed equity securities consisting of mainly foreign companies for foreign plans.
[6]	These funds invest in listed debt securities consisting of mainly foreign bonds for foreign plans.